7. Other income and expenses (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income		$ 932,227	$ 420,988	$ 362,363
Interest earned
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income		148,485	51,774	31,871
Net income on financial assets at fair value through profit or loss
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income		75,525	46,827	30,091
Foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income		45,531	94,920	233,301
Net income on disposal of available-for-sale financial assets
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	[1]	$ 662,686	$ 227,467	$ 67,100

[1]	Net of 52,417 corresponding to turnover tax for the year ended December 31, 2017.